PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 7 -             PROPERTY AND EQUIPMENT, NET

Property and equipment as of June 30, 2020 and 2019 consisted of the following:

	Useful life	Salvage
	(years)	value	June 30, 2020	June 30, 2019
Leasehold improvement	20	3%
Vehicles	5	3%	463,425	477,034
Office equipment	5	3%	190,763	196,365
Electric equipment	5	3%	23,841	23,678
Less: accumulated depreciation			(651,437)	(648,946)
Property and equipment, net			$26,592	$48,131

Depreciation expense totaled $2,491and $17,846 for the years ended June 30, 2020 and 2019, respectively.